Noncontrolling Interest - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 09, 2005	Sep. 30, 2013	Dec. 31, 2012
Noncontrolling Interest [Line Items]
Common units held by noncontrolling interest owner in the Operating Partnership (in units)			80
Percentage of general partnership interest owned by the company in the Operating Partnership common units		99.99%	99.99%
Special units held by noncontrolling interest owner in the Operating Partnership (in units)	40
Special units value held by noncontrolling interest owner in the Operating Partnership	$ 1,000
Subsidiaries [Member]
Noncontrolling Interest [Line Items]
Percent of limited partnership interest owned by noncontrolling owner in the Operating Partnership			0.01%
General Partner [Member]
Noncontrolling Interest [Line Items]
Common units held by the company in the Operating Partnership (in units)			8,000
General partnership interest owned by the company in the Operating Partnership			200,000
Percentage of general partnership interest owned by the company in the Operating Partnership common units			99.99%
Wells TIMO
Noncontrolling Interest [Line Items]
Limited partnership interest by noncontrolling owner in the Operating Partnership			$ 2,000